Segment Information (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Segment information [Abstract]
Net book value of long-lived assets for vessels	$ 276,322	$ 279,009
Net book value of long lived assets for the Port Terminal business segment	77,134	71,989
Net book value of intangible assets other than goodwill allocated to the Barge and Cabotage business segments	31,123	31,827
Net book value of intangible assets other than goodwill allocated to the Port Terminal Segment	$ 29,459	$ 27,598